Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances			£ 29.9	£ 44.8	£ 26.3
Goodwill impairment			183.9	27.1	27.0
Investment write-downs			2.0	95.9	86.1
Restructuring and transformation costs	£ 234.0		302.3	56.8	27.4
Gains on disposal of investments and subsidiaries			235.5	129.0	44.3
Costs arising from a structural assessment of operations [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		£ 68.3	210.3
Transformation cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs			92.0
Severance costs [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs				33.7	0.0
IT services and infrastructure cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs				12.8	27.4
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs				53.1
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries			185.3
Asatsu-DK Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries				92.3
Goodwill [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			183.9	£ 27.1	£ 27.0
Goodwill [member] | VMLY&R [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			148.0
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment			£ 35.9